Summary of Significant Accounting Policies (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Patent costs	$ 30,760	$ 30,760
Accumulated amortization	4,268
Patent costs, net	$ 26,492	$ 30,760